Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
9.	Income Taxes
The Company
maintains deferred tax assets that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These deferred tax assets include net operating loss carryforwards, research credits and temporary differences. In assessing the Company’s ability to realize deferred tax assets, management considers, on a periodic basis, whether it is more likely than not that some portion or all the deferred tax assets will not be realized. As such, management has determined that it is appropriate to maintain a valuation allowance against the Company’s deferred tax assets.
The Company’s income tax (benefit) expense of $
(36.4
) thousand and $
10.0
 thousand reflect effective tax rates of
0.7
% and
0.02
% for the
nine
months ended September
30
,
2022
and
2021
, respectively.
The difference between the expected statutory federal tax rate of
21.0
% and the
0.7
% effective tax rate for the
nine
months ended September
30
,
2022
was primarily attributable to income tax expense associated with changes in a valuation allowance.

12.	Income Taxes
Total loss before income taxes for the years ended December
31
,
2021
,
2020
and
2019
did not include a foreign component. The components of benefits for income taxes were as follows for the period ended December
31
(in thousands):

	Year Ended December 31,
	2021	2020	2019
Current expense:
Federal	$—	$—	$—
State	5	(53)	2

	5	(53)	2
Deferred
Federal	—	—	—
State	—	—	—

	—	—	$—
Total	$5	$(53)	$2
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows at December 31 (in thousands):

	December 31,
	2021	2020
Deferred tax assets
Interest expense limitations	$12,205	$8,225
Tax credit carryforwards	1,630	1,623
Net operating loss carryforwards	39,714	31,732
Stock based compensation	3,233	2,037
Operating lease liabilities	404	510
Others	1,753	2,285

Total Deferred Tax Assets	58,939	46,412
Valuation allowance	(56,643)	(43,514)

Total Deferred Tax Assets	2,296	2,898

Deferred Tax Liabilities:
Amortization of intangibles	(1,975)	(2,486)
Other	(2)	—
Operating lease right-of-use assets	(319)	(412)
Total Deferred Tax Liabilities	$(2,296)	$(2,898)

The Company
has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that the deferred tax assets will not be realized. Due to such uncertainties surrounding the realization of the domestic deferred tax assets, the Company maintains a valuation allowance of $
56.6
 million and $
43.5
 million against its deferred tax assets as of December
31
,
2021
and
2020
, respectively. Realization of the deferred tax assets will
b
e

primarily

dependent upon the Company’s ability to generate sufficient taxable income prior to the expiration of its net operating losses.
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s benefit from income taxes are as follows for the year ended December 31:

	Year Ended December 31,
	2021	2020	2019
Statutory Federal Income Tax Rate	21.0%	21.0%	21.0%
State taxes, net of federal tax benefit	2.8%	2.7%	5.0%
Debt discount and interest limitation	(10.1)%	1.7%	0.0%
In-process research and development	0.0%	0.0%	(11.0)%
Return to provision adjustments and carryback	2.7%	(11.2)%	0.0%
Others	(1.6)%	(0.8)%	(0.8)%
Change in valuation allowance	(14.8)%	(13.2)%	(14.2)%

Income Tax Benefit	0.0%	0.2%	0.0%
As of December
31
,
2021
, the Company had net operating loss carryforwards of approximately $
167.5
 million for federal and $
81.7
 million for state income tax purposes, respectively. These may be used to offset future taxable income and will begin to expire in
2034
for state and
2035
for federal, except for $
154.8
 million of the federal net operating losses that have an indefinite carryforward period.
Internal Revenue Code Section 382 rules apply to limit a corporation’s ability to utilize existing net operating loss and tax credit carryforwards once the corporation experiences an ownership change as defined in Section 382. For the years ended December 31, 2021, 2020, and 2019, there was no impact of such limitations on the Company’s income tax provision.
The Company also has research and development and orphan drug credits of approximately $
2.0
 million for federal income taxes purposes. The federal credits may be used to offset future income tax and will begin to expire in
2035
.
The Company is subject to taxation in the U.S., various state tax jurisdictions and various foreign tax jurisdictions. All of the Company’s tax years will remain open for three year for examination by the Federal and state tax authorities from the date of utilization of the net operating loss. The Company does not have any tax audits pending.
The Company applies the accounting guidance for uncertainty in income taxes pursuant to
ASC-740-10.
Under ASC 740, the impact of an uncertain income tax position taken on a tax return must be recognized at the largest amount that is cumulatively “more likely than not” to be sustained upon audit by relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a
50
% likelihood of being sustained.
The unrecognized tax benefits balances as of December 31, 2021, 2020 and 2019 and the related increases and decreases to the balances were immaterial.
The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.
No
interest and penalties have been recognized as of and for the periods ended December 31, 2021, 2020 and 2019.
The Company believes that no material amount of liabilities for uncertain tax positions will expire within 12 months of December 31, 2021.